AllianzGI Structured Alpha Fund
AllianzGI Structured Alpha Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated May 23, 2014 to the

Statutory Prospectus for Institutional Class and Class A, Class C, Class D and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Structured Alpha Fund (to be renamed AllianzGI Structured Return Fund)

The subsections entitled "Investment Objective" within the Fund Summary relating to the Fund and within the "Principal Investments and Strategies of Each Fund- AllianzGI Structured Return Fund" section of the Prospectus, will be deleted and replaced in its entirety with the following:
The Fund seeks long-term capital appreciation.
Effective July 1, 2014, within the Fund Summary relating to the Fund, the Annual Fund Operating Expenses table in the subsection entitled "Fees and Expenses of the Fund" will be replaced with the following:
Annual Fund Operating Expenses AllianzGI Structured Alpha Fund		A	C	Institutional	P	D
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	0.25%
Other Expenses		4.49%	3.31%	3.04%	3.37%	3.44%
Total Annual Fund Operating Expenses		5.34%	4.91%	3.64%	3.97%	4.29%
Expense Reductions	[1]	4.19%	3.01%	2.74%	2.97%	3.14%
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.15%	1.90%	0.90%	1.00%	1.15%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through July 31, 2015, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Institutional Class shares, 1.00% for Class P shares and 1.15% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

The subsections entitled "Principal Investment Strategies" within the Fund Summary relating to the Fund and within the "Principal Investments and Strategies of Each Fund- AllianzGI Structured Return Fund" section of the Prospectus, will be deleted and replaced in its entirety with the following:

In pursuing its investment objective of long-term capital appreciation, the Fund combines long equity exposure with an in-the-money short call overlay strategy.

To achieve its long equity exposure, the Fund expects to invest typically in stocks of substantially all of the companies included in the S&P 500 Index, which may include real estate investment trusts (REITs) and seeks to replicate approximately the relative weighting of the stocks in the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to the desired stocks through other instruments, the Fund may complement its direct stock positions with temporary or medium-term investments in stock index futures, exchange traded funds (ETFs) and other derivative instruments.

Under normal market and other conditions, in addition to the stock portfolio described above, the Fund will employ a strategy of writing (selling) exchange-traded call options or FLEX call options (i.e. listed options that are traded on an exchange, but with customized strike prices and expiration dates) on the S&P 500 Index that are at a strike price below the current market price, typically with an aggregate notional value roughly equal to the full value of the Fund’s stock portfolio. Additionally, under certain circumstances, the portfolio managers may utilize long calls and short or long put or call spreads of exchange-traded or FLEX options to enhance the portfolio’s return. Option spreads are generally the purchase and sale of options on the same underlying security, index or instrument but with different strike prices or expiration dates. At maturity, an index option has a value based on a contractual obligation that is equal to its intrinsic value. It is the Fund’s intention to normally hold spread positions with different capped returns and maturities to expiration. All options are expected to be held to expiration unless market conditions or redemptions make earlier closeout appropriate or necessary.

Please retain this Supplement for future reference.